INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Raw materials	$ 5,318	$ 4,211
Work in progress	1,755	811
Finished goods	4,906	2,455
Inventories	11,979	7,477
Write down of inventories	$ 180	$ 232	$ 378